Segment Reporting (Schedule of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 625,934	¥ 659,787	¥ 718,694
Point program expenses	57,832	67,705	70,837
Capital expenditures	595,216	661,765	703,124
Impairment losses of goodwill	8,499
Impairment of long-lived assets	9,063	30,161
Telecommunications Business
Segment Reporting Information [Line Items]
Capital expenditures	573,893	635,445	658,427
Impairment of long-lived assets	1,684
Smart Life Business
Segment Reporting Information [Line Items]
Capital expenditures	13,855	17,195	27,494
Impairment losses of goodwill	2,368
Impairment of long-lived assets	7,186	30,161
Other businesses
Segment Reporting Information [Line Items]
Capital expenditures	7,468	9,125	17,203
Impairment losses of goodwill	6,131
Impairment of long-lived assets	193
Total Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	625,934	659,787	718,694
Point program expenses	58,268	67,916	71,174
Total Segments | Telecommunications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	592,073	614,821	669,495
Point program expenses	49,155	60,971	59,959
Total Segments | Smart Life Business
Segment Reporting Information [Line Items]
Depreciation and amortization	16,892	24,594	20,809
Point program expenses	9,112	6,945	11,215
Total Segments | Other businesses
Segment Reporting Information [Line Items]
Depreciation and amortization	16,969	20,372	28,390
Point program expenses	1
Elimination
Segment Reporting Information [Line Items]
Point program expenses	¥ (436)	¥ (211)	¥ (337)